SilverPepper Commodity Strategies Global Macro Fund
SUMMARY SECTION - SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND
Investment Objectives: What we strive to accomplish for our investors

The primary investment objective of the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Strategies Global Macro Fund”) is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Commodity Strategies Global Macro Fund also seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Commodity Strategies Global Macro Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SilverPepper Commodity Strategies Global Macro Fund (USD $)	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%
Wire fee	20.00	20.00
Overnight check delivery fee	15.00	15.00
Retirement account fees (annual maintenance and redemption requests)	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SilverPepper Commodity Strategies Global Macro Fund		Advisor Class	Institutional Class
Management fees	[1]	1.50%	1.50%
Distribution and/or service (Rule 12b-1) fees		none	none
Shareholder servicing fee		0.25%	none
All other expenses	[2]	0.68%	0.68%
Subsidiary expenses	[2][3]	0.09%	0.09%
Other expenses	[2]	1.02%	0.77%
Total annual fund operating expenses		2.52%	2.27%
Fee waiver and/or expense reimbursement	[4]	(0.28%)	(0.28%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[4]	2.24%	1.99%
[1]	Management fees total 1.50% and are paid to the Advisor (as defined herein), which compensates the Sub-Advisor (as defined herein) out of this fee. Management fees include a management fee paid to the Advisor by the Subsidiary (as defined herein) at the annual rate of 1.50% of the Subsidiary's average daily net assets. The Advisor will not collect advisory fees with respect to assets held by the Subsidiary at both the Fund level and the Subsidiary level. Accordingly, the Advisor has contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it receives from the Commodity Strategies Global Macro Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Commodity Strategies Global Macro Fund's Board of Trustees.
[2]	These expenses are estimated for the current fiscal year.
[3]	This item does not include management fees paid by the Subsidiary to the Advisor, which are included in "Management fees" in the table above. Subsidiary expenses include estimated fees and expenses (as of the date of the Prospectus) which will be borne indirectly by the Commodity Strategies Global Macro Fund as a result of investing through the Subsidiary.
[4]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Commodity Strategies Global Macro Fund to ensure that total annual fund operating expenses (excluding, as applicable, any expenses included in the "Subsidiary expenses" line item in the table above, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2014 and may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Commodity Strategies Global Macro Fund, subject to limitations, for fees it waived and Commodity Strategies Global Macro Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Commodity Strategies Global Macro Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Commodity Strategies Global Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Commodity Strategies Global Macro Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SilverPepper Commodity Strategies Global Macro Fund (USD $)	1 Year	3 Years
Advisor Class	227	758
Institutional Class	202	683

Portfolio Turnover

The Commodity Strategies Global Macro Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Commodity Strategies Global Macro Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Commodity Strategies Global Macro Fund’s performance. The Commodity Strategies Global Macro Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Global Macro is an investment strategy that is defined by its freedom to trade both long and short positions in an array of asset classes and investment instruments located anywhere in the world. The Commodities-Based Global Macro Fund intends to take full advantage of its investment freedom, but plans to do so based primarily on its sub-advisor’s views of commodity prices.

The advisor and sub-advisors believe that the Commodity Strategies Global Macro Fund is distinguished from other global macro funds by its focus on the impact that commodity fundamentals (the factors that impact the supply and demand of commodities) have on commodity prices as well as the prices of other asset classes. Regardless of whether the Commodity Strategies Global Macro Fund owns a stock, bond, commodity or currency, the reason for holding that asset will always be influenced, in some way or another, by sub-advisor’s views of commodity prices. Under normal market conditions, the Fund will invest at least 40% of its net assets in investments of issuers organized, headquartered or doing a substantial amount of business outside the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries.

The day-to-day management of the Commodity Strategies Global Macro Fund is conducted by Galtere Ltd. and Galtera N.A., Inc. ( together “Galtere” or the “Sub Advisors”), which specialize in managing Commodity Strategies investment strategies. To implement the investment strategy for the Commodity Strategies Global Macro Fund, Galtere draws on its experience and expertise in commodity markets to identify market drivers, or trends, that may create favorable investment opportunities for the Commodity Strategies Global Macro Fund. This analysis includes consideration of factors such as geopolitical movements, economic cycles, international production and consumption patterns, demographics, and weather patterns. From this global snapshot, three to five investment themes are developed, across which capital is generally evenly allocated. While these themes are typically long-term, they undergo constant reevaluation. As long as Galtere’s fundamental research continues to support the underlying hypotheses of a theme, the theme will be the primary driver of specific investments within the Commodity Strategies Global Macro Fund.

To implement specific investments and profile specific long or short trades that align with its themes, all asset classes, such as common stocks, bonds, commodities, and currencies are considered. Detailed, bottom-up fundamental analysis is used to profile the trades. Once the specific investment instrument is chosen that best articulates the theme, then Galtere’s proprietary price-analysis model is used to identify what it believes will be the most advantageous entry and exit prices for that investment. Generally, a combination of five to 15 long and short positions are used to express each theme. Bonds in which the Fund invests will generally be investment grade, of any maturity, and may include, but are not limited to, those of U.S. government, sovereign and corporate issuers of any maturity. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB- or higher by Standard & Poor's, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody's or Fitch, determined by the Fund’s advisor to be of comparable quality.

The investment approach also places a strong emphasis on risk management. . Galtere’s process uses a variety of hedging and other investment techniques that seek to protect capital and reduce the frequency and severity of loss.

The Commodity Strategies Global Macro Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than a “diversified” mutual fund.

As part of pursuing its investment strategy, the Commodity Strategies Global Macro Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor and has the same investment objective as the Commodity Strategies Global Macro Fund. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.

The instruments in which the Commodity Strategies Macro Global Fund invests may have payments linked to the performance of commodities. Although the Commodity Strategies Global Macro Fund expects to make these investments principally by investing in the Subsidiary, the Commodity Strategies Global Macro Fund also may invest directly in the same instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986 (the “Code”). References in this Prospectus to investments by, and activities and risks of, the Commodity Strategies Global Macro Fund may also include investments by, and activities and risks of, the Subsidiary.

Principal Risks

The Commodity Strategies Global Macro Fund’s principal risks are described below. Because the Commodity Strategies Global Macro Fund may be considered to be investing indirectly through its Subsidiary, references to the Commodity Strategies Global Macro Fund’s risks also include risks associated with investing in the Subsidiary. Before you decide whether to invest in the Commodity Strategies Global Macro Fund, carefully consider these risk factors and special considerations associated with investing in the Commodity Strategies Global Macro Fund, which may cause investors to lose money.

• Futures Strategy/Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Commodity Strategies Global Macro Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. The primary types of derivatives in which the Commodity Strategies Global Macro Fund currently contemplates investing are futures contracts, put options and call options. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Commodity Strategies Global Macro Fund may not correlate with the underlying instrument or the Commodity Strategies Global Macro Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Commodity Strategies Global Macro Fund’s performance.

• Options Risk. The purchasing and writing of put and call options are highly specialized activities and entail greater than ordinary investment risks. The Commodity Strategies Global Macro Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Commodity Strategies Global Macro Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Commodity Strategies Global Macro Fund’s performance. To the extent that the Commodity Strategies Global Macro Fund invests in over-the-counter options, the Commodity Strategies Global Macro Fund may be exposed to counterparty risk.

• Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk. The value of the equity securities held by the Commodity Strategies Global Macro Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Commodity Strategies Global Macro Fund participate, or factors relating to specific companies in which the Commodity Strategies Global Macro Fund invests.

• Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities.

• Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

• Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Commodity Strategies Global Macro Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Commodity Strategies Global Macro Fund’s investments in developing countries.

• Asset Segregation Risk. As a series of an investment company registered with the SEC, the Commodity Strategies Global Macro Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Commodity Strategies Global Macro Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Commodity Strategies Global Macro Fund’s investment in such investments) even if they are covered.

• Leveraging Risk. Certain transactions the Commodity Strategies Global Macro Fund and/or the Subsidiary may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Commodity Strategies Global Macro Fund’s investments and make the Commodity Strategies Global Macro Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

• Subsidiary Risk. By investing in the Subsidiary, the Commodity Strategies Global Macro Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to regulation under the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands could prevent the Commodity Strategies Global Macro Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Commodity Strategies Global Macro Fund and its shareholders.

• High Fees. Your cost of investing in the Commodity Strategies Global Macro Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of derivatives held by the Subsidiary. In addition to the Commodity Strategies Global Macro Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary, including management fees, commodity brokerage commissions and operating expenses.

• Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Commodity Strategies Global Macro Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” The IRS has issued private letter rulings concluding that income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.” However, the private letter rulings appy only to the taxpayers that requested them,and the IRS has recently suspended the issuance of such rulings and is reviewing its policy in this area. The Commodity Strategies Global Macro Fund has not applied for or received such a ruling from the IRS. Based on the private letter rulings issued by the IRS to other taxpayers, the Commodity Strategies Global Macro Fund intends to take the position that income from its investments in commodity interests and in the Subsidiary will constitute “qualifying income.” In the absence of a ruling issued to the Commodity Strategies Global Macro Fund, however, there can be no certainty in this regard.

Commodity StrategiesThe tax treatment of the Fund’s investment in commodity interests may be adversely affected by a reversal of IRS policy or by future legislation or Treasury regulations. If income derived by the Commodity Strategies Global Macro Fund from its investments in commodity interests and through the Subsidiary does not constitute “qualifying income,” the Commodity Strategies Global Macro Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Commodity Strategies Global Macro Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income.

• Foreign Investment Risk. The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Commodity Strategies Global Macro Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Commodity Strategies Global Macro Fund’s investments in depository receipts are also subject to these risks.

• Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

• Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

• Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

• Small- and Mid-Cap Company Risk. The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

• Short Sales Risk. In connection with establishing a short position in a security, the Commodity Strategies Global Macro Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Commodity Strategies Global Macro Fund replaces the security, the Commodity Strategies Global Macro Fund will experience a loss, which is theoretically unlimited.

• Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Commodity Strategies Global Macro Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Commodity Strategies Global Macro Fund) could result in significant losses for the Commodity Strategies Global Macro Fund.

• Management and Strategy Risk. Investment strategies employed by the Commodity Strategies Global Macro Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Newly Formed Registered Fund. The Commodity Strategies Global Macro Fund is a newly organized, non-diversified, series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

• Non-Diversification Risk. The Commodity Strategies Global Macro Fund is non-diversified, which means the Commodity Strategies Global Macro Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Commodity Strategies Global Macro Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

Because the Commodity Strategies Global Macro Fund is new, it does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Commodity Strategies Global Macro Fund has been in operation for one calendar year.

SilverPepper Merger Arbitrage Fund
SUMMARY SECTION - SILVERPEPPER MERGER ARBITRAGE FUND
Investment Objectives: What we strive to accomplish for our investors

The primary investment objective of the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund”) is to create returns that are largely uncorrelated with the returns of the general stock market. The Merger Arbitrage Fund also seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Arbitrage Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SilverPepper Merger Arbitrage Fund (USD $)	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%
Wire fee	20.00	20.00
Overnight check delivery fee	15.00	15.00
Retirement account fees (annual maintenance and redemption requests)	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SilverPepper Merger Arbitrage Fund		Advisor Class	Institutional Class
Management fees		1.50%	1.50%
Distribution and/or service (Rule 12b-1) fees		none	none
Shareholder servicing fee		0.25%	none
Dividend and interest expense on short sales		0.45%	0.45%
All other expenses		0.68%	0.68%
Other expenses	[1]	1.38%	1.13%
Total annual fund operating expenses		2.88%	2.63%
Fee waiver and/or expense reimbursement	[2]	(0.19%)	(0.19%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[2]	2.69%	2.44%
[1]	These expenses are estimated for the current fiscal year.
[2]	The Merger Arbitrage Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2014 and may be terminated before that date only by the Trust's Board of Trustees. The Merger Arbitrage Fund's advisor is permitted to seek reimbursement from the Merger Arbitrage Fund, subject to limitations, for fees it waived and Merger Arbitrage Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Merger Arbitrage Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Merger Arbitrage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Merger Arbitrage Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SilverPepper Merger Arbitrage Fund (USD $)	1 Year	3 Years
Advisor Class	272	874
Institutional Class	247	799

Portfolio Turnover

The Merger Arbitrage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Merger Arbitrage Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Merger Arbitrage Fund’s performance. The Merger Arbitrage Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company (the “target”) that is involved in a significant corporate event, such as a merger or acquisition. Investments in companies that are involved in these life-changing events have both risk and return characteristics that are markedly different from investing in the stock market in general. Under normal market conditions, the Merger Arbitrage Fund will primarily invest using merger arbitrage strategies.

Traditional stock investing, and its risks and returns, are tied not only to company-specific factors such as profitability and prospects for growth, but also to broader economic factors such as interest rates, inflation, global trade and political risks. In contrast, both the risk and return of merger-arbitrage investing are largely isolated from the daily gyrations of the stock market, and instead are dependent on the successful or unsuccessful completion of a merger or acquisition. As a function of its investment strategy, merger-arbitrage investing creates returns that are largely uncorrelated with, or independent of the returns of the stock market.

The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the target company while shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price between:

1. The current trading price of the target company following the announcement of the merger, and

2. The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow—offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

The spread that exists between the trading price and the future contractual price is a function of risk. In particular, the main risks of investing in a merger or acquisition transaction are typically that the transaction is renegotiated, the transaction takes longer to complete than originally planned, or the transaction is never completed. These risks may be realized for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from either state, federal or international agencies or failure of shareholders to approve the transaction. If a merger is not completed, the Merger Arbitrage Fund could incur a loss.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Merger Arbitrage Fund, assessing the risks of each merger event is critical.

Glenfinnen Capital LLC (“Glenfinnen”) is the sub advisor for the Merger Arbitrage Fund and is responsible for the day-to-day management of the Fund. Glenfinnen specializes in merger-arbitrage investing and has significant experience and expertise in assessing the risk and return tradeoff of investing in companies involved in a publicly announced merger. After the announcement of a merger, Glenfinnen explores the opportunity of investing in the transaction. If Glenfinnen believes the merger is attractive and meets Glenfinnen's guidelines, the Merger Arbitrage Fund will initiate an opening position in the transaction.

The Merger Arbitrage Fund’s sub advisor has the ability to invest in a wide array of event-driven transactions, but will primarily invest in mergers or acquisitions that are initiated and announced by well-financed companies, that are also strategic acquirers. Glenfinnen believes transactions with these characteristics provide the best risk-adjusted returns. Glenfinnen continuously monitors a pending transaction for all the elements of potential risk, including regulatory approval risk, changes in deal terms, financing and shareholder approval. Glenfinnen may actively trade the spread, both long and short, frequently taking positions ahead of milestone filings as well as reversing mispriced spreads.

The Merger Arbitrage Fund is not limited by market capitalization or industry. It will invest in transactions as small as $100 million in value, across industries, sectors and geographies, although it will invest predominately in companies located in North America.

In executing the Merger Arbitrage Fund’s strategy, Glenfinnen generally expects to employ leverage and to utilize a variety of hedging techniques including those involving short sales, options, index futures, forwards, swaps, and other financial instruments.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Merger Arbitrage Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer positions than a “diversified” mutual fund.

Principal Risks

The Merger Arbitrage Fund’s principal risks are described below. Before you decide whether to invest in the Merger Arbitrage Fund, carefully consider these risk factors and special considerations associated with investing in the Merger Arbitrage Fund, which may cause investors to lose money.

• Merger and Other Arbitrage Transactions Risk. The Merger Arbitrage Fund invests or takes short positions in securities of companies that Glenfinnen believes are the subject of an acquisition. When Glenfinnen determines that it is probable that an acquisition will be consummated, the Merger Arbitrage Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Glenfinnen believes it is likely that a transaction will not be consummated, the Merger Arbitrage Fund may take short positions in such securities in order to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Merger Arbitrage Fund.

• Competition Risk. The securities industry, and the arbitrage business in particular, is extremely competitive. The Merger Arbitrage Fund competes with firms, including many of the larger investment banking firms, which have substantially greater financial resources than Glenfinnen as well as substantially greater research staffs and more securities traders than Glenfinnen. In any given transaction, arbitrage activity by other firms may tend to narrow the spread between the price at which a security may be purchased by the Merger Arbitrage Fund and the price it expects to receive upon consummation of the transaction.

• Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk. The value of the equity securities held by the Merger Arbitrage Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Merger Arbitrage Fund participate, or factors relating to specific companies in which the Merger Arbitrage Fund invests.

• Micro-, Small- and Mid-Cap Company Risk. The securities of micro, small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

• Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

• Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Merger Arbitrage Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Merger Arbitrage Fund’s investments in developing countries.

• Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

• Foreign Investment Risk. The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Merger Arbitrage Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Merger Arbitrage Fund’s investments in depository receipts are also subject to these risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

• Short Sales Risk. In connection with establishing a short position in a security, the Merger Arbitrage Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Merger Arbitrage Fund replaces the security, the Merger Arbitrage Fund will experience a loss, which is theoretically unlimited.

• Options Risk. The purchasing and writing of put and call options are highly specialized activities and entail greater than ordinary investment risks. The Merger Arbitrage Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Merger Arbitrage Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Merger Arbitrage Fund’s performance. To the extent that the Merger Arbitrage Fund invests in over-the-counter options, the Merger Arbitrage Fund may be exposed to counterparty risk.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Merger Arbitrage Fund may not correlate with the underlying instrument or the Merger Arbitrage Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Merger Arbitrage Fund’s performance.

• Leveraging Risk. Certain transactions the Merger Arbitrage Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Merger Arbitrage Fund’s investments and make the Merger Arbitrage Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

• Asset Segregation Risk. As a series of an investment company registered with the SEC, the Merger Arbitrage Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Merger Arbitrage Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Merger Arbitrage Fund’s investment in such investments) even if they are covered.

• Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Merger Arbitrage Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Merger Arbitrage Fund) could result in significant losses for the Merger Arbitrage Fund.

• Management and Strategy Risk. Investment strategies employed by the Merger Arbitrage Fund’s advisor in selecting investments for the Merger Arbitrage Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Newly Formed Registered Fund. The Merger Arbitrage Fund is a newly organized, non-diversified, series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

• Non-Diversification Risk. The Merger Arbitrage Fund is non-diversified, which means the Merger Arbitrage Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

Because the Merger Arbitrage Fund is new, it does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Merger Arbitrage Fund has been in operation for one calendar year.